Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,
	2021	2020

	(USD in thousands)
Cash and cash equivalents	$32,166	$5,834
Total cash and cash equivalents	$32,166	$5,834

Schedule of changes in net working capital

	December 31,
	2021	2020	2019

	(USD in thousands)
Changes in receivables and tax receivables	$1,863	$(2,501)	$(337)
Changes in trade payables	(647)	1,798	507
Changes in other payables	21	918	403
Changes in net working capital	$1,237	$215	$573

Schedule of adjustments for non-cash items

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Income taxes	$(178)	$(1,557)	$(825)
Tax credit schemes accounted for as grants	(12)	(510)	—
Depreciation	344	105	81
Interest income	—	—	(9)
Interest expense	159	30	39
Share-based compensation expenses	1,379	3,408	2,362
Acquisition of property, plant and equipment	(90)	—	—
Change in fair value of convertible debt instruments	—	—	1,183
Other adjustments: Other adjustments, primarily exchange rate adjustments	(1,061)	107	114
Total adjustments for non-cash items	$541	$1,583	$2,945

Schedule of reconciliation of liabilities from financing activities

	December 31,		Accumulated		Exchange rate	December 31,
(USD in thousands)	2020	Cash flows	interest	Additions	adjustment	2021
Lease liabilities	$20	$(226)	$123	$2,731	$(128)	$2,520
Loan from lessor	—	—	31	1,269	(130)	1,170
Provisions	—	—	—	161	(8)	153
Total liabilities from financing activities	$20	$(226)	$154	$4,161	$(266)	$3,843

	December 31,		Accumulated		Exchange rate	December 31,
(USD in thousands)	2019	Cash flows	interest	Additions	adjustment	2020
Lease liabilities	$36	$(74)	$1	$54	$3	$20
Total liabilities from financing activities	$36	$(74)	$1	$54	$3	$20